Risk management (Tables)	6 Months Ended
Jun. 30, 2019
Statement [LineItems]
Summary of the Positions of the Derivative Financial Instruments Held by the Company

A summary of the positions of the derivative financial instruments held by the Company and recognized in other current assets and liabilities as of June 30, 2019 , as well as the amounts recognized in the statement of income and other comprehensive income and the guarantees given is set out as follows:

			Statement of Financial Position
	Notional value		Fair value Asset Position (Liability)		Maturity
	06.30.2019	12.31.2018	06.30.2019	12.31.2018
Derivatives not designated for hedge accounting
Future contracts—total (*)	(11,981)	(14,043)	16	108

Long position/Crude oil and oil products	38,336	40,017	—	—	2019/2020
Short position/Crude oil and oil products	(50,317)	(54,060)	—	—	2019/2020
OTC Options(*)
Put/Crude oil and oil products	186,000	—	87	—	2019
Forward contracts
Long position/Foreign currency forwards (BRL/USD) (**)	US$ 81	US$ 137	—	(2)	2019
Short position/Foreign currency forwards (BRL/USD) (**)	US$ 0	US$ 92	—	(1)	2019
Long position/Foreign currency forwards (EUR/USD) (**)	EUR 2477	EUR 3000	34	(123)	2019/2020
Long position/Foreign currency forwards (GPB/USD) (**)	GBP 450	GBP 450	(19)	(11)	2019
Short position/Foreign currency forwards (GPB/USD) (**)	GBP 31	GPB 31	—	—	2019
Swap
Foreign currency / Cross-currency Swap (**)	GBP 700	GBP 700	6	1	2026
Foreign currency / Cross-currency Swap (**)	GBP 600	GBP 600	(132)	(70.5)	2034

Total recognized in the Statement of Financial Position			(8)	(99)

(*)	Notional value in thousands of bbl.
(**)	Amounts in US$, GBP and EUR are presented in million.

Summary of Amounts Recognized and Guarantees Given Related to Derivative Financial Instruments

	Gains/ (losses) recognized in the statement of income (*)				Gains/(losses) recognized in Shareholders’ Equity (**)
		Restated		Restated		Restated		Restated
	2019	2018	2019	2018	2019	2018	2019	2018
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Commodity derivatives	(378)	(559)	(153)	(340)	—	—	—	—
Foreign currency derivatives	(171)	(69)	(139)	(178)	—	—	—	—

	(549)	(628)	(292)	(518)	—	—	—	—
Cash flow hedge on exports (***)	(1,494)	(1,610)	(739)	(789)	2,372	(7,213)	2,256	(7,695)

Total	(2,043)	(2,238)	(1,031)	(1,307)	2,372	(7,213)	2,256	(7,695)

(*)	Amounts recognized in finance income in the period.
(**)	Amounts recognized as other comprehensive income in the period.
(***)	Using non-derivative financial instruments as designated hedging instruments, as set out in note 29.2.

	Guarantees given as collateral
	06.30.2019	12.31.2018
Commodity derivatives	113	(48)
Foreign currency derivatives	186	70

Total	299	22

Summary of Sensitivity Analysis of the Derivative Financial Instruments

A sensitivity analysis of the derivative financial instruments for the different types of market risks as of June 30, 2019 is set out as follows:

Financial Instruments	Risk	Probable Scenario (*)	Reasonably possible scenario (*)	Remote Scenario (*)
Derivatives not designated for hedge accounting
Future contracts	Crude oil and oil products—price changes	—	(133)	(266)
Forward contracts	Foreign currency—depreciation BRL x USD	1	(20)	(41)
Options OTC	Crude oil and oil products—price changes	—	(78)	(86)

		1	(231)	(393)

(*)

The probable scenario was computed based on the following risks: oil and oil products prices: fair value at June 30, 2019 / R$ x U.S. Dollar—0.8% appreciation of the Real. Source: Focus and Bloomberg. Reasonably possible and remote scenarios consider 25% and 50% deterioration in the associated risk variables, respectively.

Summary of Carrying Amounts, the Fair Value and Schedule of Expected Reclassifications

Present value of hedging instrument notional value at 06.30.2019
Hedging Instrument	HedgedTransactions	Nature of theRisk	Maturity Date	(US$ million)	(R$ million)
Foreign exchange gains and losses on proportion of non-derivative financial instruments cash flows	Foreign exchange gains and losses on a portion of highly probable future monthly exports revenues	Foreign Currency – Real vs U.S. Dollar Spot Rate	July 2019 to June 2029	89,352	342,414

Changes in the present value of hedging instrument notional value	US$	R$ million
Amounts designated as of December 31, 2018	66,168	256,390

Additional hedging relationships designated, designations revoked and hedging instruments re-designated	36,106	139,359
Exports affecting the statement of income	(3,863)	(14,889)
Principal repayments / amortization	(9,059)	(34,891)
Foreign exchange variation	—	(3,555)

Amounts designated as of June 30, 2019	89,352	342,414

Nominal value of hedging instrument (finance debt and lease liability) at June 30, 2019	105,429	404,024

Schedule of Expected Reclassification of Cumulative Foreign Exchange Losses Recognized

A roll-forward schedule of cumulative foreign exchange losses recognized in other comprehensive income as of June 30, 2019 is set out below:

	Exchange rate	Tax effect	Total
Balance at January 1, 2018	(14,508)	4,935	(9,573)

Recognized in shareholders’ equity	(8,950)	3,043	(5,907)
Reclassified to the statement of income—occurred exports	3,315	(1,127)	2,188

Balance at December 31, 2018	(20,143)	6,851	(13,292)

Recognized in shareholders’ equity	878	(299)	579
Reclassified to the statement of income—occurred exports	1,494	(508)	986

Balance at June 30, 2019	(17,771)	6,044	(11,727)

Summary of Sensitivity Analysis for Foreign Exchange Risk on Financial Instruments

Financial Instruments	Exposure at 06.30.2019	Risk	Probable Scenario (*)	Reasonably possible scenario	Remote Scenario
Assets (**)	7,603		(64)	1,901	3,802
Liabilities (***)	(96,533)	Dollar/Real	811	(24,133)	(48,267)
Cash flow hedge on exports	89,352		(751)	22,338	44,676

	422		(4)	106	211
Assets	5		—	1	2
Liabilities	(20)	Euro/Real	—	(5)	(10)

	(15)		—	(4)	(8)
Assets	2,809	Euro/Dollar	(18)	702	1,404
Liabilities	(5,697)		37	(1,424)	(2,848)
Non Deliverable Forward (NDF)	2,817		(18)	704	1,409

	(71)		1	(18)	(35)
Assets	1		—	—	1
Liabilities	(21)	Pound Sterling/Real	—	(5)	(11)

	(20)		—	(5)	(10)
Assets	2,283	Pound Sterling /Dollar	(1)	571	1,141
Liabilities	(4,507)		1	(1,127)	(2,254)
Derivative—cross currency swap	1,652		(1)	413	826
Non Deliverable Forward (NDF)	532		—	133	266

	(40)		(1)	(10)	(21)

Total	276		(4)	69	137

(*)

On June 30, 2019, the probable scenario was computed based on the following risks: R$ x U.S. Dollar—a 0.8% appreciation of the Real / Euro x U.S. Dollar: a 0.7% depreciation of the Euro / Pound Sterling x U.S. Dollar: a 0.03% depreciation of the Pound Sterling / Real x Euro: a 1.5% appreciation of the Real / Real x Pound Sterling—a 0.9% appreciation of the Real. Source: Focus and Bloomberg.

(**)	It includes the Escrow account for the Class action agreement, as set out note 27.4.
(***)	It includes the provision for the Class Action agreement, as set out note 27.4.

Summary of Maturity Schedule of the Company's Finance Debt

A maturity schedule of the Company’s finance debt (undiscounted), including face value and interest payments is set out as follows:

Maturity	2019	2020	2021	2022	2023	2024 and thereafter	Balance at June 30, 2019	Balance at December 31, 2018
Principal	3,530	1,723	4,422	6,029	9,405	51,641	76,750	85,279
Interest	2,206	4,100	3,990	3,777	3,387	32,989	50,448	51,359

Total	5,736	5,823	8,412	9,806	12,792	84,630	127,198	136,638

Foreign Exchange Losses [Member]
Statement [LineItems]
Schedule of Expected Reclassification of Cumulative Foreign Exchange Losses Recognized

A schedule of expected reclassification of cumulative foreign exchange losses recognized in other comprehensive income to the statement of income as of June 30, 2019 is set out below:

	2019	2020	2021	2022	2023	2024	2025	2026 to 2028	Total
Expected realization	(2,373)	(4,188)	(4,019)	(4,394)	(2,575)	(1,285)	180	883	(17,771)